Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2016, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$26,471	$98,452	$124,923
Corporate and purchasing card loans(a)	25,085	–	25,085
Residential mortgages	379	12	391
Retail credit card loans(a)	101,258	–	101,258
Other retail loans	13,254	22,552	35,806
Covered loans	–	320	320
Other	5,558	18	5,576
(a)	Primarily cancelable at the Company’s discretion.

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases
Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2016:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2017	$17	$270
2018	16	243
2019	14	207
2020	13	166
2021	10	140
Thereafter	41	490

Total minimum lease payments	111	$1,516
Less amount representing interest	39

Present value of net minimum lease payments	$72

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2016:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$61	$11,917
Third party borrowing arrangements	–	–	8
Securities lending indemnifications	3,164	–	3,083
Asset sales	–	138	6,211
Merchant processing	483	48	91,040
Tender option bond program guarantee	1,129	–	1,114
Minimum revenue guarantees	–	–	9
Other	–	–	1,287

Contract or Notional Amount of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2016, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$5,552	$6,365	$11,917
Commercial	328	18	346